Related Party Transactions (Tables)	12 Months Ended
Aug. 31, 2022
Disclosure of transactions between related parties [abstract]
Schedule Of Significant Subsidiaries
The following are the significant subsidiaries of the Company, all of which are incorporated or partnerships in Canada.

	Ownership Interest
	August 31, 2022	August 31, 2021

Shaw Cablesystems Limited	100%	100%

Shaw Cablesystems G.P.	100%	100%

Shaw Envision Inc.	100%	100%

Shaw Telecom Inc.	100%	100%

Shaw Telecom G.P.	100%	100%

Shaw Satellite Services Inc.	100%	100%

Star Choice Television Network Incorporated	100%	100%

Shaw Satellite G.P.	100%	100%

Freedom Mobile Inc.	100%	100%

Schedule Of Compensation Expense Of Key Management Personnel And Board Of Directors
The compensation expense of key management personnel and Board of Directors is as follows:

	2022 $	2021 $

Short-term employee benefits	18	20

Post-employment pension benefits	4	7

Share-based compensation	8	22

	30	49